Finance Income, Net	12 Months Ended
Dec. 31, 2023
Finance Income, Net [Abstract]
Finance income, net

Note 13 - Finance income, net:

The components of finance income, net are as follows:

	For the Year Ended December 31,
	2023	2022
Exchange differences	$94,020	$3,410
Bank fees	(3,873)	(1,668)
Total	$90,147	$1,742